Equity – Share-Based Compensation and Share-Based Payment Reserve	12 Months Ended
Dec. 31, 2022
Equity – Share-Based Compensation and Share-Based Payment Reserve [Abstract]
Equity – share-based compensation and share-based payment reserve

Note 23. Equity – share-based compensation and share-based payment reserve

The Company has adopted a share incentive plan (the “Plan”) under which it is authorized to grant options to officers, directors, employees and consultants enabling them to acquire up to 5% of the issued and outstanding common stock of the Company. The options expiration and vesting schedule are as determined by the Board of Directors. The exercise price of each option granted may not be less than the fair market value of the common shares at the time of grant.

A summary of changes in stock options for the years ended December 31, 2022, 2021 and 2020 is presented below:

	Number of options outstanding	Weighted average exercise price		Weighted average exercise price
Balance, January 1, 2020	21,162,717	AUD$	0.15	$
Granted (i)	12,650,000		0.08
Expired (ii)	(3,400,000)		0.20
Forfeited (iii)	(5,464,475)		0.11
Balance, December 31, 2020	24,948,242	AUD$	0.11
Granted (iv)	11,500,000		0.08
Expired (v)	(921,116)		0.05
Forfeited (vi)	(4,295,425)		0.09
Balance, December 31, 2021	31,231,701	AUD$	0.10
Granted (vii)	7,503,678		0.05		0.03
Expired (viii)	(3,350,000)		0.18		0.12
Forfeited (ix)	(5,770,000)		0.08		0.05
Balance, December 31, 2022	29,615,379	AUD$	0.09		$0.06

i.	During the year ended December 31,2020, the Company issued a total of 12,650,000 options, as follows:

a.	On December 29, 2020, the Company issued 6,450,000 options to employees, which vest over three years (33% each year) The total fair value of the options was AUD$290,103. The fair value was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: share price - AUD$0.08; exercise price - AUD$0.08; expected life - 3.5 year; annualized volatility 77.81%; dividend yield - 0%; risk free rate - 0.1%.

b.	On December 29, 2020, the Company issued 6,200,000 options to employees, which vest over four years (25% each year) The total fair value of the options was AUD$287,623. The fair value was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: share price - AUD$0.08; exercise price - AUD$0.08; expected life – 3.75 years; annualized volatility 77.81%; dividend yield - 0%; risk free rate - 0.22%.

ii.	During the year ended December 31, 2020, 3,400,000 options with a fair value of AUD$424,413 expired and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.

iii.	During the year ended December 31, 2020, 5,464,475 options were forfeited with a total fair value of AUD$870,246 and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.

iv.	On July 15, 2021, the Company issued 11,500,000 options to directors of the Company, which vest over three years (33% each year). The total fair value of the options was AUD$337,870. The fair value was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: share price - AUD$0.057; exercise price - AUD$0.08; expected life - 5 year; annualized volatility 73.13%; dividend yield - 0%; risk free rate - 0.04%.

v.	During the year ended December 31, 2021, 921,116 options with a fair value of AUD$44,359 expired and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.

vi.	During the year ended December 31, 2021, 4,295,425 options were forfeited with a total fair value of AUD$206,504 and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.

vii.	On April 13, 2022, the Company issued 7,503,678 options to employees and consultant of the Company. 1,380,000 options are fully vested at date of grant, 573,678 options are vested after 18 months, 2,000,000 options are vested after 3 years, and 3,550,000 options are vested after 4 years.

a.	The fair value of 400,000 options was AUD$9,520 ($6,467).

The fair value was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: share price - AUD$0.044; exercise price - AUD$0.08; expected life - 5 year; annualized volatility 80.4%; dividend yield - 0%; risk free rate - 0.025%.

b.	The fair value of the 573,678 options was AUD$14,313 ($9,724).

The fair value was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: share price - AUD$0.044; exercise price - AUD$0.07; expected life - 5 year; annualized volatility 80.4%; dividend yield - 0%; risk free rate - 0.025%.

a.	The fair value of the 6,530,000 options was AUD$181,273 ($123,147).

The fair value was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: share price - AUD$0.044; exercise price - AUD$0.05; expected life - 5 year; annualized volatility 80.4%; dividend yield - 0%; risk free rate - 0.025%.

viii.	During the year ended December 31, 2022, 3,350,000 options with a fair value of AUD$311,840 ($211,848) expired and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.

ix.	During the year ended December 31, 2021, 5,770,000 options were forfeited with a total fair value of AUD$236,959 ($160,977) and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.

x.	The Company recognized share-based compensation expense of AUD$ 309,256 ($210,092) for the year ended December 31, 2022 (2021: AUD$223,171, 2020: AUD$173,134) in relation to the vesting of options issued in previous years.

xi.	As at December 31, 2022, stock options were outstanding for the purchase of common shares as follows:

Number of Options	Exercise Price		Exercisable At December 31, 2022	Expiry Date
614,090	AUD$	0.20	614,090	October 20, 2026
767,611	AUD$	0.12	767,611	November 5, 2025
1,800,000	AUD$	0.12	1,800,000	April 16, 2023
400,000	AUD$	0.15	400,000	May 29, 2024
3,000,000	AUD$	0.15	3,000,000	June 25, 2025
5,120,000	AUD$	0.15	3,425,000	December 29, 2025
11,500,000	AUD$	0.08	3,833,333	July 8, 2026
400,000	AUD$	0.08	400,000	April 13, 2027
573,678	AUD	0.07	-	April 13, 2027
5,440,000	AUD	0.05	1,302,500	April 13, 2027
29,615,379			15,542,534

As at December 31, 2022, options outstanding have a weighted average remaining contractual life of 3.25 years (December 31, 2021 – 3.56 years).